SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Office Equipment [Member] | Stage It Corp [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		3 years		3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Furniture and Fixtures [Member] | Stage It Corp [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		7 years		7 years
Vnue Inc. formerly TGRI [Member]
Property, Plant and Equipment [Line Items]
State of Incorporation			Nevada
Entity Incorporation, Date of Incorporation			Apr. 04, 2006
Attributable interest			100.00%
Vnue Inc. (Vnue Washington) [Member]
Property, Plant and Equipment [Line Items]
State of Incorporation			Washington
Entity Incorporation, Date of Incorporation			Oct. 16, 2014
Attributable interest			100.00%
Vnue LLC [Member]
Property, Plant and Equipment [Line Items]
State of Incorporation			Washington
Entity Incorporation, Date of Incorporation			Aug. 01, 2013
Attributable interest			100.00%